Impairments of tangible and intangible assets and right-of-use assets - Main price assumptions for assessing the recoverability of oil & gas assets (Details)	12 Months Ended
Dec. 31, 2025 $ / MMBTU $ / bbl
2026
Impairments of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark	68
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	11.8
2027
Impairments of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark	66
2028-2029
Impairments of tangible and intangible assets and right-of-use assets
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	8.5
2028-2030
Impairments of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark	75
2030-2050
Impairments of tangible and intangible assets and right-of-use assets
Long-term gas price (in Dollars per Millions of BTU) | $ / MMBTU	7.5
2050
Impairments of tangible and intangible assets and right-of-use assets
Long-term price of the Brent crude oil benchmark	53